Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary Financial Information of VIEs and their Subsidiaries

The following financial information of the VIEs and their subsidiaries as of December 31, 2019 and 2020 and for each of the three years in the period ended December 31, 2020 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within the Company, its subsidiaries, its VIEs and VIEs' subsidiaries:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	69,539	59,929
Short-term investments	38,990	227,560
Prepaid expenses and other current assets	106,568	55,493
Total current assets	284,887	379,715
Right-of-use assets	340,302	310,946
Total non-current assets	776,783	687,722
Total assets	1,061,670	1,067,437
Accrued expenses and other current liabilities	209,727	175,900
Deferred revenue, current	1,162,938	435,254
Lease liabilities, current	22,659	15,833
Total current liabilities	1,395,324	626,987
Deferred revenue, non-current	1,096,482	468,577
Lease liabilities, non-current	358,467	340,763
Total liabilities	2,854,823	1,439,665

As of December 31, 2019 and 2020, the VIEs and VIEs' subsidiaries accounted for an aggregate of 26.8% and 32.7% of the Group's consolidated total assets, respectively, and 60.6% and 32.2% of the Group's consolidated total liabilities, respectively.

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	1,973,985	2,049,461	1,042,693
Net income/(loss)	393,063	590,728	(446,621)
Net cash generated from/(used in) operating activities	1,448,005	(480,084)	(1,663,110)
Net cash (used in)/generated from investing activities	(315,198)	522,104	(214,045)
Net cash generated from financing activities	8,018	—	—

Summary of Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-37 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

Summary of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:
Category	Estimated useful life
Computer software	3 years
License	5 years